DYKEMA GOSSETT PLLC
FRANKLIN SQUARE
SUITE 300 WEST
1300 I STREET, N.W.
WASHINGTON, DC 20005-3306
202-906-8600
September 9, 2009
VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	John Hancock Trust File No. 333-160734
Ladies and Gentlemen:
On behalf of John Hancock Trust (the “Trust”), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933 the Trust’s definitive proxy statement/prospectus and related materials relating to the above-referenced Form N-14 registration statement. The proposed mailing date to shareholders is on or about September 9, 2009.
Please call me or John W. Blouch of this office at 202-906-8600 if you have any questions.
Very truly yours,
Dykema Gossett PLLC
/s/ Bruce W. Dunne
Bruce W. Dunne
Enclosures
DC01\148325.1
ID\BWD — 088488/0043